Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2023 CNY (¥)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2025 USD ($)
Business Acquisition [Line Items]
Goodwill		¥ 1,125		¥ 1,125		$ 154
Net loss (income) for the year		¥ (627)	$ (85)	¥ 2,775	¥ (33,488)
Shanghai Zihua
Business Acquisition [Line Items]
Percentage of equity interest attributed to the Group invested	23.80%
Percentage of equity interest attributed to the Group	31.20%
Equity interest payment of cash consideration	¥ 2,500
Goodwill	1,125
Non-controlling interests acquired	¥ 1,125